Innealta Capital Country Rotation Fund
RISK/RETURN
Investment Objective.
The investment objectives of the Innealta Capital Country Rotation Fund (the “Fund”) are capital appreciation and current income, consistent with the preservation of capital.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Innealta Capital Country Rotation Fund	Innealta Capital Country Rotation Fund Class N	Innealta Capital Country Rotation Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Innealta Capital Country Rotation Fund		Innealta Capital Country Rotation Fund Class N	Innealta Capital Country Rotation Fund Class I
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	1.09%	1.09%
Acquired Fund Fees and Expenses	[2]	0.23%	0.23%
Total Annual Fund Operating Expenses		2.57%	2.32%
Fee Waiver/Expense Reimbursement		(0.85%)	(0.85%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.72%	1.47%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between Al Frank Asset Management, Inc. (the Innealta Capital division) (the "Advisor") and the Fund, the Advisor has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1. 49%, and 1.24%,of the Fund's average net assets, for Class N and Class I shares, respectively, through March 31, 2013, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Innealta Capital Country Rotation Fund (USD $)	One Year	Three Years
Innealta Capital Country Rotation Fund Class N	175	719
Innealta Capital Country Rotation Fund Class I	150	643

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies.

The Innealta Country Rotation strategy is based on a quantitatively driven, tactical asset allocation (TAA) approach that potentially invests in up to twenty equally weighted countries based on the specific risk/reward characteristics of each country by investing in representative equity-only exchange-traded funds (ETFs)  (the “Country Allocation Portfolio”). The strategic weight of each country is generally targeted to be 5%, and the countries analyzed for investment include but are not limited to: 1) Australia; 2) Belgium; 3) Canada; 4) China; 5) France; 6) Germany; 7) Hong Kong; 8) Italy; 9) Japan; 10) Korea; 11) Malaysia; 12) Mexico; 13) Netherlands; 14) Singapore; 15) South Africa; 16) Spain; 17) Sweden; 18) Switzerland; 19) Taiwan; 20) United Kingdom, 21) Brazil, 22) Austria, 23) Columbia, 24) Egypt, 25) India, 26) Israel, 27) Peru and 28) Russia.

The strategy uses an econometric multifactor quantitative framework based on economic, fundamental, risk and technical analyses that evaluate the risk/reward potential of investing in the equity markets. The framework was developed in order to produce a tactical asset allocation approach that incorporates both return generation and risk control and that seeks to balance the trade-off between the two. The framework incorporates variables that the Advisor believes have predictive capabilities in regard to equity performance. The Advisor analyzes these variables on an individual equity-market basis, meaning each country is examined distinctly.

The strategy is binary: the portfolio is either entirely in or out of a country at any given time, with the potential investment in each country equal to 5% of portfolio assets. Individual investments in countries are thus equally weighted in the portfolio. Each country is modeled independently and its risk/reward profile is compared to an equal investment in fixed income (the “Fixed Income Portfolio,” to be discussed shortly).  If the expected return per unit of risk of a country is more favorable than that of the Fixed Income Portfolio, the portfolio will invest in the country.  If the expected return per unit of risk of a country is less favorable than that of the Fixed Income Portfolio, the potential allocation—again, 5% is allocated to the Fixed Income Portfolio.

Without specific restriction in regard to either metric, the Fixed Income Portfolio aims to generate above average yield with strict risk controls by investing in those fixed income sectors that we believe have strong risk-adjusted performance potential and eligible exchange traded fund representation. The portfolio is operated within a quantitative framework that ensures the portfolio-level yield, modified duration and volatility are strictly controlled. Assets in the Fixed Income Portfolio are apportioned across a spectrum of fixed income segments, that include but are not limited to: sovereign debt, short-term, intermediate-term and long-term U.S. Treasury Bonds; emerging market debt, short-term and intermediate corporate debt, inflation-protected Treasury bonds; high-yield corporate bonds; and an aggregate bond proxy. The Advisor optimizes across the fixed income sectors seeking to maximize return while simultaneously constraining risk. The Advisor focuses on liquidity, cost and tracking error as primary determinants in its ETF selection.

This strategy seeks to outperform its benchmark (a composite comprised of 60% MSCI ACWI Ex-U.S Index/40% Barclays Capital U.S. Aggregate Bond Index that is rebalanced quarterly) on a risk-adjusted basis using diversification, active management, style integrity, minimized security selection risk and cost efficiency. The Fund normally intends to invest approximately 98% of its assets in ETFs. A small cash position, generally approximately 2% of the Fund’s assets, will be retained for flexibility, although the Fund reserves the right to invest 100% of its assets in ETFs, or to maintain a larger cash position at any given time. Generally speaking, where the drift from intended allocations exceeds 10%, the Fund rebalances back to target weights on a quarterly basis, although the Fund reserves the right to rebalance more or less frequently, or using drift parameters that are lesser or greater than 10% from the target allocation. The Advisor may allocate assets between the Country Allocation Portfolio and Fixed Income Portfolio without limitation, meaning up to 100% of the portfolio could be invested in either. The Fund could be 100% invested in equities ETFs if the Adviser were to find twenty sufficiently attractive individual country equity classes. Conversely, if the Adviser could not find a single attractive country equity class, the Fund could be 100% invested in fixed income ETFs.  The Fund is able to invest in fixed income ETFs that hold a range of fixed income securities of varying issuer type, maturity and credit quality.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

  General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

  Risks of Exchange Traded Funds. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

  Equity Securities Risks. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

  Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

  High Yield Risk. The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

  Foreign Risk. To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

  Foreign Securities and Currency Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  These risks may be greater in emerging markets and in less developed countries.

  Emerging Markets Risk.  Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

  Risks of Small and Medium Sized Companies. To the extent the Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

  Growth Risk. The Fund may invest in companies that appear to be growth oriented or ETFs that invest in such companies. Growth companies are those that the Advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Advisor’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

  Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

  Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

  Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

  Limited Operating History. Each of the Fund and the Advisor is a new enterprise with no operating history. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Advisor will achieve the Fund’s investment objective.

  Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

  Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-USE-ETFS.

Innealta Capital Sector Rotation Fund
RISK/RETURN
Investment Objective.
The investment objectives of the Innealta Capital Sector Rotation Fund (the “Fund”) are capital appreciation and current income, consistent with the preservation of capital.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Innealta Capital Sector Rotation Fund	Innealta Capital Sector Rotation Fund Class N	Innealta Capital Sector Rotation Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Innealta Capital Sector Rotation Fund		Innealta Capital Sector Rotation Fund Class N	Innealta Capital Sector Rotation Fund Class I
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	1.09%	1.09%
Acquired Fund Fees and Expenses	[2]	0.23%	0.23%
Total Annual Fund Operating Expenses		2.57%	2.32%
Fee Waiver/Expense Reimbursement		(0.85%)	(0.85%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.72%	1.47%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between Al Frank Asset Management, Inc. (the Innealta Capital division) (the "Advisor") and the Fund, the Advisor has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.49%, and 1.24%,of the Fund's average net assets, for Class N and Class I shares, respectively, through March 31, 2013, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Innealta Capital Sector Rotation Fund (USD $)	One Year	Three Years
Innealta Capital Sector Rotation Fund Class N	175	719
Innealta Capital Sector Rotation Fund Class I	150	643

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies.

The Innealta Sector Rotation strategy is based on a quantitatively driven, tactical asset allocation (TAA) approach that potentially invests in up to 10 sectors as currently defined by the S&P 500 Global Industry Classification Structure (GICS) based on the specific risk/reward characteristics of each sector by investing in representative exchange-traded funds (ETFs) (the “Sector Allocation Portfolio”). The strategic weight of each sector is generally targeted to be 10%, and the sectors include, but are not limited to: 1) Consumer Discretionary; 2) Consumer Staples; 3) Energy; 4) Financials; 5) Health Care; 6) Industrials; 7) Information Technology; 8) Materials; 9) Telecom Services; and 10) Utilities.

The strategy uses an econometric multifactor quantitative framework based on economic, fundamental, risk and technical analyses that evaluate the risk/reward potential of investing in the equity markets. The framework was developed in order to produce a tactical asset allocation approach that incorporates both return generation and risk control and that seeks to balance the trade-off between the two. The framework incorporates variables that the Advisor believes have predictive capabilities in regard to equity performance. The Advisor analyzes these variables on an individual equity-market basis, meaning each sector is examined distinctly.

The strategy is binary: the portfolio is either entirely in or out of a sector at any given time, with the potential investment in each sector equal to 10% of portfolio assets. Individual investments in sectors are thus equally weighted in the portfolio. Each sector is modeled independently and its risk/reward profile is compared to an equal investment in fixed income (the “Fixed Income Portfolio,” to be discussed shortly).  If the expected return per unit of risk of a sector is more favorable than that of the Fixed Income Portfolio, the portfolio will invest in the sector. If the expected return per unit of risk of a sector is less favorable than that of the Fixed Income Portfolio, the potential allocation—again, 10% is allocated to the Fixed Income Portfolio.

Without specific restriction in regard to either metric, the Fixed Income Portfolio aims to generate above average yield with strict risk controls by investing in those fixed income sectors that we believe have strong risk-adjusted performance potential and eligible exchange traded fund representation. The portfolio is operated within a quantitative framework that ensures the portfolio-level yield, modified duration and volatility are strictly controlled. Assets in the Fixed Income Portfolio are apportioned across a spectrum of fixed income segments, that include but are not limited to: sovereign debt, short-term, intermediate-term and long-term U.S. Treasury Bonds; emerging market debt, short-term and intermediate corporate debt, inflation-protected Treasury bonds; high-yield corporate bonds; and an aggregate bond proxy. The Advisor optimizes across the fixed income sectors seeking to maximize return while simultaneously constraining risk. The Advisor focuses on liquidity, cost and tracking error as primary determinants in its ETF selection.

This strategy seeks to outperform its benchmark  (a composite comprised of Barclays Capital US Aggregate (40%), S&P 500 - Total Return (60%) that is rebalanced quarterly) on a risk-adjusted basis using diversification, active management, style integrity, minimized security selection risk and cost efficiency. The Fund normally intends to invest approximately 98% of its assets in ETFs. A small cash position, generally approximately 2% of the Fund’s assets, will be retained for flexibility, although the Fund reserves the right to invest 100% of its assets in ETFs, or to maintain a larger cash position at any given time. Generally speaking, where the drift from intended allocations exceeds 10%, the Fund rebalances back to target weights on a quarterly basis, although the Fund reserves the right to rebalance more or less frequently, or using drift parameters that are lesser or greater than 10% from the target allocation. The Advisor may allocate assets between the Sector Allocation Portfolio and Fixed Income Portfolio without limitation, meaning up to 100% of the portfolio could be invested in either. The Fund could be 100% invested in equities ETFs if the Adviser were to find twenty sufficiently attractive individual country equity classes. Conversely, if the Adviser could not find a single attractive country equity class, the Fund could be 100% invested in fixed income ETFs.  The Fund is able to invest in fixed income ETFs that hold a range of fixed income securities of varying issuer type, maturity and credit quality.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

  General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

  Risks of Exchange Traded Funds. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

  Equity Securities Risks. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

  Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

  High Yield Risk. The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

  Risks of Small and Medium Sized Companies. To the extent the Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

  Growth Risk. The Fund may invest in companies that appear to be growth oriented or ETFs that invest in such companies. Growth companies are those that the Advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Advisor’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

  Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

  Emerging Markets Risk. Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

  Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

  Foreign Risk. To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

  Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

  Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

  Limited Operating History. Each of the Fund and the Advisor is a new enterprise with no operating history. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Advisor will achieve the Fund’s investment objective.

  Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

  Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-USE-ETFS.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 23, 2012
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001518042
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 23, 2012
Prospectus Date	rr_ProspectusDate	Mar 23, 2012
Innealta Capital Country Rotation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Innealta Capital Country Rotation Fund (the “Fund”) are capital appreciation and current income, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are based on estimated amounts for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Innealta Country Rotation strategy is based on a quantitatively driven, tactical asset allocation (TAA) approach that potentially invests in up to twenty equally weighted countries based on the specific risk/reward characteristics of each country by investing in representative equity-only exchange-traded funds (ETFs)  (the “Country Allocation Portfolio”). The strategic weight of each country is generally targeted to be 5%, and the countries analyzed for investment include but are not limited to: 1) Australia; 2) Belgium; 3) Canada; 4) China; 5) France; 6) Germany; 7) Hong Kong; 8) Italy; 9) Japan; 10) Korea; 11) Malaysia; 12) Mexico; 13) Netherlands; 14) Singapore; 15) South Africa; 16) Spain; 17) Sweden; 18) Switzerland; 19) Taiwan; 20) United Kingdom, 21) Brazil, 22) Austria, 23) Columbia, 24) Egypt, 25) India, 26) Israel, 27) Peru and 28) Russia.

The strategy uses an econometric multifactor quantitative framework based on economic, fundamental, risk and technical analyses that evaluate the risk/reward potential of investing in the equity markets. The framework was developed in order to produce a tactical asset allocation approach that incorporates both return generation and risk control and that seeks to balance the trade-off between the two. The framework incorporates variables that the Advisor believes have predictive capabilities in regard to equity performance. The Advisor analyzes these variables on an individual equity-market basis, meaning each country is examined distinctly.

The strategy is binary: the portfolio is either entirely in or out of a country at any given time, with the potential investment in each country equal to 5% of portfolio assets. Individual investments in countries are thus equally weighted in the portfolio. Each country is modeled independently and its risk/reward profile is compared to an equal investment in fixed income (the “Fixed Income Portfolio,” to be discussed shortly).  If the expected return per unit of risk of a country is more favorable than that of the Fixed Income Portfolio, the portfolio will invest in the country.  If the expected return per unit of risk of a country is less favorable than that of the Fixed Income Portfolio, the potential allocation—again, 5% is allocated to the Fixed Income Portfolio.

Without specific restriction in regard to either metric, the Fixed Income Portfolio aims to generate above average yield with strict risk controls by investing in those fixed income sectors that we believe have strong risk-adjusted performance potential and eligible exchange traded fund representation. The portfolio is operated within a quantitative framework that ensures the portfolio-level yield, modified duration and volatility are strictly controlled. Assets in the Fixed Income Portfolio are apportioned across a spectrum of fixed income segments, that include but are not limited to: sovereign debt, short-term, intermediate-term and long-term U.S. Treasury Bonds; emerging market debt, short-term and intermediate corporate debt, inflation-protected Treasury bonds; high-yield corporate bonds; and an aggregate bond proxy. The Advisor optimizes across the fixed income sectors seeking to maximize return while simultaneously constraining risk. The Advisor focuses on liquidity, cost and tracking error as primary determinants in its ETF selection.

This strategy seeks to outperform its benchmark (a composite comprised of 60% MSCI ACWI Ex-U.S Index/40% Barclays Capital U.S. Aggregate Bond Index that is rebalanced quarterly) on a risk-adjusted basis using diversification, active management, style integrity, minimized security selection risk and cost efficiency. The Fund normally intends to invest approximately 98% of its assets in ETFs. A small cash position, generally approximately 2% of the Fund’s assets, will be retained for flexibility, although the Fund reserves the right to invest 100% of its assets in ETFs, or to maintain a larger cash position at any given time. Generally speaking, where the drift from intended allocations exceeds 10%, the Fund rebalances back to target weights on a quarterly basis, although the Fund reserves the right to rebalance more or less frequently, or using drift parameters that are lesser or greater than 10% from the target allocation. The Advisor may allocate assets between the Country Allocation Portfolio and Fixed Income Portfolio without limitation, meaning up to 100% of the portfolio could be invested in either. The Fund could be 100% invested in equities ETFs if the Adviser were to find twenty sufficiently attractive individual country equity classes. Conversely, if the Adviser could not find a single attractive country equity class, the Fund could be 100% invested in fixed income ETFs.  The Fund is able to invest in fixed income ETFs that hold a range of fixed income securities of varying issuer type, maturity and credit quality.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally intends to invest approximately 98% of its assets in ETFs.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

  General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

  Risks of Exchange Traded Funds. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

  Equity Securities Risks. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

  Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

  High Yield Risk. The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

  Foreign Risk. To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

  Foreign Securities and Currency Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  These risks may be greater in emerging markets and in less developed countries.

  Emerging Markets Risk.  Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

  Risks of Small and Medium Sized Companies. To the extent the Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

  Growth Risk. The Fund may invest in companies that appear to be growth oriented or ETFs that invest in such companies. Growth companies are those that the Advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Advisor’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

  Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

  Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

  Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

  Limited Operating History. Each of the Fund and the Advisor is a new enterprise with no operating history. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Advisor will achieve the Fund’s investment objective.

  Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

  Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-USE-ETFS.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-USE-ETFS
Innealta Capital Country Rotation Fund | Innealta Capital Country Rotation Fund Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.72%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	719
Innealta Capital Country Rotation Fund | Innealta Capital Country Rotation Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.47%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Innealta Capital Sector Rotation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Innealta Capital Sector Rotation Fund (the “Fund”) are capital appreciation and current income, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are based on estimated amounts for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Innealta Sector Rotation strategy is based on a quantitatively driven, tactical asset allocation (TAA) approach that potentially invests in up to 10 sectors as currently defined by the S&P 500 Global Industry Classification Structure (GICS) based on the specific risk/reward characteristics of each sector by investing in representative exchange-traded funds (ETFs) (the “Sector Allocation Portfolio”). The strategic weight of each sector is generally targeted to be 10%, and the sectors include, but are not limited to: 1) Consumer Discretionary; 2) Consumer Staples; 3) Energy; 4) Financials; 5) Health Care; 6) Industrials; 7) Information Technology; 8) Materials; 9) Telecom Services; and 10) Utilities.

The strategy uses an econometric multifactor quantitative framework based on economic, fundamental, risk and technical analyses that evaluate the risk/reward potential of investing in the equity markets. The framework was developed in order to produce a tactical asset allocation approach that incorporates both return generation and risk control and that seeks to balance the trade-off between the two. The framework incorporates variables that the Advisor believes have predictive capabilities in regard to equity performance. The Advisor analyzes these variables on an individual equity-market basis, meaning each sector is examined distinctly.

The strategy is binary: the portfolio is either entirely in or out of a sector at any given time, with the potential investment in each sector equal to 10% of portfolio assets. Individual investments in sectors are thus equally weighted in the portfolio. Each sector is modeled independently and its risk/reward profile is compared to an equal investment in fixed income (the “Fixed Income Portfolio,” to be discussed shortly).  If the expected return per unit of risk of a sector is more favorable than that of the Fixed Income Portfolio, the portfolio will invest in the sector. If the expected return per unit of risk of a sector is less favorable than that of the Fixed Income Portfolio, the potential allocation—again, 10% is allocated to the Fixed Income Portfolio.

Without specific restriction in regard to either metric, the Fixed Income Portfolio aims to generate above average yield with strict risk controls by investing in those fixed income sectors that we believe have strong risk-adjusted performance potential and eligible exchange traded fund representation. The portfolio is operated within a quantitative framework that ensures the portfolio-level yield, modified duration and volatility are strictly controlled. Assets in the Fixed Income Portfolio are apportioned across a spectrum of fixed income segments, that include but are not limited to: sovereign debt, short-term, intermediate-term and long-term U.S. Treasury Bonds; emerging market debt, short-term and intermediate corporate debt, inflation-protected Treasury bonds; high-yield corporate bonds; and an aggregate bond proxy. The Advisor optimizes across the fixed income sectors seeking to maximize return while simultaneously constraining risk. The Advisor focuses on liquidity, cost and tracking error as primary determinants in its ETF selection.

This strategy seeks to outperform its benchmark  (a composite comprised of Barclays Capital US Aggregate (40%), S&P 500 - Total Return (60%) that is rebalanced quarterly) on a risk-adjusted basis using diversification, active management, style integrity, minimized security selection risk and cost efficiency. The Fund normally intends to invest approximately 98% of its assets in ETFs. A small cash position, generally approximately 2% of the Fund’s assets, will be retained for flexibility, although the Fund reserves the right to invest 100% of its assets in ETFs, or to maintain a larger cash position at any given time. Generally speaking, where the drift from intended allocations exceeds 10%, the Fund rebalances back to target weights on a quarterly basis, although the Fund reserves the right to rebalance more or less frequently, or using drift parameters that are lesser or greater than 10% from the target allocation. The Advisor may allocate assets between the Sector Allocation Portfolio and Fixed Income Portfolio without limitation, meaning up to 100% of the portfolio could be invested in either. The Fund could be 100% invested in equities ETFs if the Adviser were to find twenty sufficiently attractive individual country equity classes. Conversely, if the Adviser could not find a single attractive country equity class, the Fund could be 100% invested in fixed income ETFs.  The Fund is able to invest in fixed income ETFs that hold a range of fixed income securities of varying issuer type, maturity and credit quality.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally intends to invest approximately 98% of its assets in ETFs.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

  General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

  Risks of Exchange Traded Funds. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

  Equity Securities Risks. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

  Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

  High Yield Risk. The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

  Risks of Small and Medium Sized Companies. To the extent the Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

  Growth Risk. The Fund may invest in companies that appear to be growth oriented or ETFs that invest in such companies. Growth companies are those that the Advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Advisor’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

  Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

  Emerging Markets Risk. Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

  Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

  Foreign Risk. To the extent the Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

  Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

  Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

  Limited Operating History. Each of the Fund and the Advisor is a new enterprise with no operating history. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Advisor will achieve the Fund’s investment objective.

  Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

  Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-USE-ETFS.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-USE-ETFS
Innealta Capital Sector Rotation Fund | Innealta Capital Sector Rotation Fund Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.72%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	719
Innealta Capital Sector Rotation Fund | Innealta Capital Sector Rotation Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.47%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643

[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between Al Frank Asset Management, Inc. (the Innealta Capital division) (the "Advisor") and the Fund, the Advisor has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1. 49%, and 1.24%,of the Fund's average net assets, for Class N and Class I shares, respectively, through March 31, 2013, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.
[4]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[5]	Pursuant to an operating expense limitation agreement between Al Frank Asset Management, Inc. (the Innealta Capital division) (the "Advisor") and the Fund, the Advisor has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.49%, and 1.24%,of the Fund's average net assets, for Class N and Class I shares, respectively, through March 31, 2013, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.